Income Taxes - Additional Information (Detail)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Effective tax rate	41.30%	41.80%	42.40%	44.10%